                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10273

Morgan Stanley International Value Equity Fund
       (Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
       (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2007

Date of reporting period: May 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
PORTFOLIO OF INVESTMENTS MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

NUMBER OF
 SHARES                                                                 VALUE
---------                                                           ------------
              COMMON STOCKS (95.7%)
              AUSTRALIA (0.9%)
              Beverages: Alcoholic
1,016,736     Foster's Group Ltd. (a)                               $  5,352,920
                                                                    ------------
              Chemicals: Major Diversified
   91,352     Orica Ltd.                                               2,359,348
                                                                    ------------
              Oil & Gas Production
   64,076     Santos Ltd.                                                708,287
                                                                    ------------
              TOTAL AUSTRALIA                                          8,420,555
                                                                    ------------
              AUSTRIA (1.0%)
              Major Telecommunications
  324,843     Telekom Austria AG                                       8,889,470
                                                                    ------------
              BELGIUM (2.2%)
              Financial Conglomerates
  243,066     Fortis (a)                                              10,104,949
                                                                    ------------
              Major Banks
   63,965     KBC Groep NV                                             8,825,300
                                                                    ------------
              TOTAL BELGIUM                                           18,930,249
                                                                    ------------
              CANADA (0.6%)
              Oil & Gas Production
   79,254     EnCana Corp.                                             4,853,631
                                                                    ------------
              FRANCE (A) (8.3%)
              Construction Materials
   40,834     Lafarge S.A.                                             7,066,134
                                                                    ------------
              Electrical Products
  262,403     Legrand S.A.                                             9,313,116
                                                                    ------------
              Integrated Oil
  227,435     Total S.A.                                              17,135,499
                                                                    ------------
              Major Banks
   98,912     BNP Paribas                                             12,000,812
                                                                    ------------
              Major Telecommunications
  185,833     France Telecom S.A.                                      5,707,950
                                                                    ------------
              Motor Vehicles
   78,405     Renault S.A.                                            11,207,897
                                                                    ------------
              Pharmaceuticals: Major
   94,336     Sanofi-Aventis                                           9,095,062
                                                                    ------------
              TOTAL FRANCE                                            71,526,470
                                                                    ------------
              GERMANY (4.7%)
              Apparel/Footwear
   11,819     Adidas AG                                                  754,357
                                                                    ------------

              Chemicals: Major Diversified
  206,542     Bayer AG (a)                                            14,863,887
                                                                    ------------
              Electric Utilities
  121,645     RWE AG                                                  13,780,272
                                                                    ------------
              Motor Vehicles
  165,180     Bayerische Motoren Werke (BMW) AG (a)                   11,060,545
                                                                    ------------
              TOTAL GERMANY                                           40,459,061
                                                                    ------------
              GREECE (1.6%)
              Casino/Gaming
  354,250     Greek Organisation of Football Prognostics S.A.         13,535,666
                                                                    ------------
              IRELAND (1.2%)
              Construction Materials
  204,324     CRH PLC                                                  9,923,800
                                                                    ------------
              ITALY (1.6%)
              Integrated Oil
  381,218     Eni SpA                                                 13,478,767
                                                                    ------------
              JAPAN (D) (22.2%)
              Advertising/Marketing Services
   85,400     Asatsu - DK Inc.                                         2,806,902
                                                                    ------------
              Chemicals: Specialty
  287,600     JSR Corp. (a)                                            6,486,740
  619,000     Taiyo Nippon Sanso Corp.                                 5,050,674
                                                                    ------------
                                                                      11,537,414
                                                                    ------------
              Commercial Printing/Forms
  335,000     Dai Nippon Printing Co., Ltd.                            4,913,445
                                                                    ------------
              Electric Utilities
  168,200     Kansai Electric Power Co., Inc. (The)                    4,229,186
                                                                    ------------
              Electronic Components
   70,800     Hoya Corp.                                               2,292,128
                                                                    ------------
              Electronic Equipment/Instruments
  222,500     Canon Inc.                                              13,090,386
   51,400     Keyence Corp. (a)                                       10,981,101
1,306,000     Mitsubishi Electric Corp.                               11,943,944
  183,500     Omron Corp.                                              4,704,355
                                                                    ------------
                                                                      40,719,786
                                                                    ------------
              Finance/Rental/Leasing
   34,880     Takefuji Corp.                                           1,286,863
                                                                    ------------
              Gas Distributors
1,116,000     Osaka Gas Co., Ltd.                                      4,154,051
                                                                    ------------
              Household/Personal Care
  613,000     Kao Corp.                                               16,974,610
                                                                    ------------
              Industrial Specialties
  198,800     Nitto Denko Corp. (a)                                    9,882,827
                                                                    ------------
              Life/Health Insurance
  178,150     T&D Holdings, Inc.                                      12,047,449
                                                                    ------------
              Major Banks
1,319,000     Shinsei Bank, Ltd.                                       5,787,560
    1,706     Sumitomo Mitsui Financial Group, Inc. (a)               16,541,331
                                                                    ------------
                                                                      22,328,891
                                                                    ------------
              Movies/Entertainment
  155,400     Oriental Land Co., Ltd.                                  8,133,919
                                                                    ------------

              Pharmaceuticals: Other
  207,700     Astellas Pharma Inc. (a)                                 9,198,874
                                                                    ------------
              Property - Casualty Insurers
1,069,000     Mitsui Sumitomo Insurance Co., Ltd.                     13,351,520
                                                                    ------------
              Railroads
    1,230     Central Japan Railway Co.                               12,633,525
                                                                    ------------
              Recreational Products
  188,200     Sega Sammy Holdings Inc.                                 3,463,993
                                                                    ------------
              Textiles
  750,000     Teijin Ltd.                                              4,005,752
                                                                    ------------
              Wireless Telecommunications
    4,683     NTT DoCoMo, Inc.                                         7,965,333
                                                                    ------------
              TOTAL JAPAN                                            191,926,468
                                                                    ------------
              NETHERLANDS (8.6%)
              Financial Conglomerates
  196,491     ING Groep NV (Share Certificates)                        8,752,926
                                                                    ------------
              Food: Major Diversified
  685,446     Unilever NV (Share Certificates) (a)                    20,445,153
                                                                    ------------
              Food: Specialty/Candy
  150,196     CSM NV (Share Certificates)                              5,488,322
                                                                    ------------
              Industrial Specialties
  111,819     Akzo Nobel NV                                            9,124,264
                                                                    ------------
              Integrated Oil
  290,817     Royal Dutch Shell PLC (Class A) (a)                     10,826,308
                                                                    ------------
              Major Banks
  180,262     ABN AMRO Holding NV                                      8,641,148
                                                                    ------------
              Steel
  184,892     Arcelor Mittal (a)                                      11,101,877
                                                                    ------------
              TOTAL NETHERLANDS                                       74,379,998
                                                                    ------------
              NORWAY (0.7%)
              Industrial Conglomerates
   92,262     Norsk Hydro ASA                                          3,291,576
                                                                    ------------
              Integrated Oil
   85,087     Statoil ASA (a)                                          2,323,413
                                                                    ------------
              TOTAL NORWAY                                             5,614,989
                                                                    ------------
              SINGAPORE (A) (0.5%)
              Regional Banks
  287,000     United Overseas Bank Ltd.                                4,556,065
                                                                    ------------
              SPAIN (1.7%)
              Major Banks
  256,103     Banco Bilbao Vizcaya Argentaria, S.A.                    6,470,855
                                                                    ------------
              Major Telecommunications
  369,850     Telefonica S.A. (a)                                      8,404,400
                                                                    ------------
              TOTAL SPAIN                                             14,875,255
                                                                    ------------

              SWEDEN (2.1%)
              Metal Fabrications
   97,109     SKF AB (B Shares) (a)                                    2,082,440
                                                                    ------------
              Telecommunication Equipment
4,115,616     Telefonaktiebolaget LM Ericsson (B Shares)              15,600,936
                                                                    ------------
              TOTAL SWEDEN                                            17,683,376
                                                                    ------------
              SWITZERLAND (7.9%)
              Construction Materials
  224,391     Holcim Ltd. (Registered Shares)                         24,816,341
                                                                    ------------
              Financial Conglomerates
   67,398     UBS AG (Registered Shares)                               4,395,283
                                                                    ------------
              Food: Major Diversified
   65,039     Nestle S.A. (Registered Shares)                         25,321,256
                                                                    ------------
              Pharmaceuticals: Major
  234,868     Novartis AG (Registered Shares)                         13,198,385
                                                                    ------------
              TOTAL SWITZERLAND                                       67,731,265
                                                                    ------------
              UNITED  KINGDOM (D) (29.9%)
              Casino/Gaming
1,327,867     Ladbrokes PLC                                           10,673,918
                                                                    ------------
              Electric Utilities
  606,636     Drax Group PLC                                           9,614,634
  596,551     National Grid PLC                                        9,248,102
  142,134     Scottish & Southern Energy PLC                           4,285,891
                                                                    ------------
                                                                      23,148,627
                                                                    ------------
              Food: Specialty/Candy
2,320,252     Cadbury Schweppes PLC                                   32,639,425
                                                                    ------------
              Hotels/Resorts/Cruiselines
  464,300     InterContinental Hotels Group PLC                       12,520,424
                                                                    ------------
              Household/Personal Care
  345,563     Reckitt Benckiser PLC                                   18,787,588
                                                                    ------------
              Industrial Conglomerates
  470,696     Smiths Group PLC                                        10,596,056
                                                                    ------------
              Integrated Oil
1,027,976     BP PLC                                                  11,489,210
                                                                    ------------
              Major Banks
  451,356     HSBC Holdings PLC                                        8,346,595
  788,050     Royal Bank of Scotland Group PLC                         9,790,633
                                                                    ------------
                                                                      18,137,228
                                                                    ------------
              Other Metals/Minerals
  526,684     BHP Billiton PLC                                        12,826,214
                                                                    ------------
              Personnel Services
4,759,967     Hays PLC                                                16,398,210
                                                                    ------------
              Pharmaceuticals: Major
  117,217     AstraZeneca PLC                                          6,233,613
  222,243     GlaxoSmithKline PLC                                      5,764,248
                                                                    ------------
                                                                      11,997,861
                                                                    ------------
              Publishing: Books/Magazines
  714,589     Reed Elsevier PLC                                        9,656,111
                                                                    ------------

              Publishing: Newspapers
  243,898     Johnston Press PLC                                       2,144,048
                                                                    ------------
              Tobacco
  815,026     British American Tobacco PLC                            27,609,893
  693,895     Imperial Tobacco Group PLC                              30,004,725
                                                                    ------------
                                                                      57,614,618
                                                                    ------------
              Wireless Telecommunications
3,036,792     Vodafone Group PLC                                       9,499,820
                                                                    ------------
              TOTAL UNITED  KINGDOM                                  258,129,358
                                                                    ------------
              TOTAL COMMON STOCKS
                (Cost $631,574,242)                                  824,914,443
                                                                    ------------
              PREFERRED STOCKS (1.6%)
              GERMANY
              Motor Vehicles
    7,936     Porsche AG
              (Cost $5,864,646)                                       14,097,395
                                                                    ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
            SHORT-TERM INVESTMENTS (17.0%)
            SHORT-TERM DEBT SECURITIES HELD AS
            COLLATERAL ON LOANED SECURITIES (A) (15.9%)
 $ 3,031    AIG-FP Matched Funding Corp., 5.30% 12/17/07 (b)           3,030,513
   2,165    Alliance & Leister Plc., 5.33%, 06/30/08 (b)               2,164,530
   1,054    Anglo Irish Bank Corp. Plc., 5.35% 07/09/07                1,053,758
   1,082    Bancaja, 5.36%, 06/30/08 (b)                               1,082,265
   1,082    Bank of New York Co., Inc., 5.32%, 06/30/08 (b)            1,082,265
   4,329    Barclays New York, 5.30%, 06/11/07 (b)                     4,329,060
   2,165    Bear Stearns, 5.36%, 06/30/08 (b)                          2,164,530
   2,165    BNP Paribas Mtn., 5.35%, 06/30/08 (b)                      2,164,530
   4,329    CAM US Finance SA Unpersonal, 5.36%, 06/30/08 (b)          4,329,059
   3,233    Cancara Asset Securitisation LLC, 5.29%, 06/21/07          3,233,012
   1,515    CIC NY, 5.30%, 09/04/07 (b)                                1,515,098
   3,896    CIT Group Holdings, 5.37%, 05/19/08 (b)                    3,896,154
   2,149    Citigroup Funding, Inc., 5.30%, 06/12/07                   2,149,349
   2,149    Corporate Receivables Corp.,5.30%, 06/15/07                2,148,717
            Credit Susse First Boston, NY
   1,732       5.30%, 06/29/07                                         1,731,624
   2,165       5.32%, 03/14/08 (b)                                     2,164,530
   2,164    Dexia Bank NY, 5.32%, 09/28/07 (b)                         2,164,316
   2,208    Ebbets Funding LLC, 5.32%, 07/17/07                        2,207,815
            First Tennessee Bank
   1,082       5.33%, 06/30/08 (b)                                     1,082,265
   4,329       5.34%, 06/30/08 (b)                                     4,328,617
            Goldman Sachs Group, Inc.
   2,035       5.43%, 05/30/08 (b)                                     2,034,658
   1,082       5.37%, 06/30/08 (b)                                     1,082,265
   1,082    HSBC Finance Corp., 5.33%, 06/30/08 (b)                    1,082,265
  39,304    Lehman Brothers, Inc., 5.32%, 06/01/07                    39,304,212
   1,299    Manufacturers and Traders, 5.30% 06/15/07 (b)              1,298,718
   2,171    Marshall & Ilsley Bank, 5.37% 12/17/07                     2,170,602
   3,247    Metropolitan Life Global Funding 5.31% 06/30/08 (b)        3,246,795
   2,165    Natexis Banques Populaires NY, 5.33%, 09/07/07 (b)         2,164,530
   1,645    National Australia Bank Ltd. 5.31%, 06/30/08 (b)           1,645,043
   4,328    National Bank Canada, 5.31%, 04/02/08 (b)                  4,328,081
   1,082    National City Bank Cleveland, 5.32%, 09/18/07 (b)          1,082,223
   4,329    National Rural Utilites Coop., Fin., 5.31%, 06/30/08 (b)   4,329,059
   2,511    Nationwide Building Society, 5.43%, 05/30/08 (b)           2,510,854
   4,329    Norinchukin Bank NY, 5.32%, 07/26/07                       4,329,060
   1,282    Raiffeisen ZentralBank Oesterreich, 5.31%, 06/19/07        1,281,516
            RheinGold Securitization
   1,188       5.29%, 06/01/07                                         1,188,047

   2,138       5.32%, 07/16/07                                        2,138,014
   1,178    Scaldis Capital LLC, 5.29%, 06/01/07                      1,178,413
   2,165    Skandi New York, 5.32%, 06/30/08                          2,164,530
   3,217    UBS Finance (Delaware), Inc., 5.30%, 06/25/07             3,216,965
   2,381    Unicredito Delware, Inc. 5.32%, 06/30/08 (b)              2,381,115
   1,515    Unicredito Italiano Bank (IRE) PLC, 5.34%, 06/30/08 (b)   1,515,171
   3,247    Union Bank of Switzerland, Stamford, 5.29%, 06/04/07      3,246,795
                                                                   ------------
            Total Short-Term Debt Securities held
            as Collateral on Loaned Securities
              (Cost $136,940,938)                                   136,940,938
                                                                   ------------
   9,678    Morgan Stanley Institutional Liquidity Fund -
            Money Market Portfolio (c) (1.1%)
              (Cost $9,678,452)                                       9,678,452
                                                                   ------------
            TOTAL SHORT-TERM  INVESTMENTS
              (Cost $146,619,390)                                   146,619,390
                                                                   ------------
            TOTAL INVESTMENTS
              (Cost $784,058,278) (e)                    114.3%     985,631,228
            LIABILITIES IN EXCESS OF OTHER ASSETS        (14.3)    (123,349,575)
                                                       ---------   ------------
            NET ASSETS                                   100.0%    $862,281,653
                                                       =========   ============

--------------
    (a)      All or a portion of these securities were on loan at May 31, 2007.
             The total value of the loaned securities and related collateral outstanding were $131,339,650 and $136,940,938, respectively.

    (b)      Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rate shown are those in effect on May 31, 2007.

    (c)      The Fund invests in Morgan Stanley Institutional Liquidity Fund -
             Money Market Portfolio, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional
             Liquidity Fund - Money Market Portfolio with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Fund
             - Money Market Portfolio. Income distributions earned by the Fund totaled $101,949 for the period ended May 31, 2007.

    (d)      At May 31, 2007, investments in securities of issuers in Japan and the United Kingdom represented 22.2% and 29.9% respectively, of the
             Fund's net assets. These investments, as well as other non-U.S.
             investments, which invalve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in these regions.

    (e)      The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $217,097,363 and the aggregate gross unrealized depreciation is $15,524,413, resulting in net unrealized
             appreciation of $201,572,950.

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT MAY 31, 2007:

                               IN EXCHANGE      DELIVERY       UNREALIZED
    CONTRACT TO DELIVER            FOR            DATE        APPRECIATION
--------------------------------------------------------------------------------
   JPY         46,133,892       379,079         06/01/07          $ 249
                                                                =========

 CURRENCY ABBREVIATION:
------------------------
JPY        Japanese Yen.

MORGAN STANLEY INTERNATIONAL VALUE EQUITY FUND
SUMMARY OF INVESTMENTS   MAY 31, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       PERCENT
                                                                       OF TOTAL
                  INDUSTRY                              VALUE        INVESTMENTS
--------------------------------------------------------------------------------
Collateral on Loaned Securities                     $136,940,938        13.9%
Major Banks                                           76,404,234         7.7
Tobacco                                               57,614,618         5.8
Integrated Oil                                        55,253,197         5.6
Food: Major Diversified                               45,766,409         4.6
Construction Materials                                41,806,275         4.2
Electric Utilities                                    41,158,085         4.2
Electronic Equipment/Instruments                      40,719,786         4.1
Food: Specialty/Candy                                 38,127,747         3.9
Motor Vehicles                                        36,365,837         3.7
Household/Personal Care                               35,762,198         3.6
Pharmaceuticals: Major                                34,291,308         3.5
Casino/Gaming                                         24,209,584         2.5
Financial Conglomerates                               23,253,158         2.4
Major Telecommunications                              23,001,820         2.3
Industrial Specialties                                19,007,091         1.9
Wireless Telecommunications                           17,465,153         1.8
Chemicals: Major Diversified                          17,223,235         1.8
Personnel Services                                    16,398,210         1.7
Telecommunication Equipment                           15,600,936         1.6
Industrial Conglomerates                              13,887,632         1.4
Property - Casualty Insurers                          13,351,520         1.4
Other Metals/Minerals                                 12,826,214         1.3
Railroads                                             12,633,525         1.3
Hotels/Resorts/Cruiselines                            12,520,424         1.3
Life/Health Insurance                                 12,047,449         1.2
Chemicals: Specialty                                  11,537,414         1.2
Steel                                                 11,101,877         1.1
Morgan Stanley Institutional Liquidity Fund -
Money Market Portfolio                                 9,678,452         1.0
Publishing: Books/Magazines                            9,656,111         1.0
Electrical Products                                    9,313,116         0.9
Pharmaceuticals: Other                                 9,198,874         0.9
Movies/Entertainment                                   8,133,919         0.8
Oil & Gas Production                                   5,561,918         0.6
Beverages: Alcoholic                                   5,352,920         0.5
Commercial Printing/Forms                              4,913,445         0.5
Regional Banks                                         4,556,065         0.5
Gas Distributors                                       4,154,051         0.4
Textiles                                               4,005,752         0.4
Recreational Products                                  3,463,993         0.4
Advertising/Marketing Services                         2,806,902         0.3
Electronic Components                                  2,292,128         0.2
Publishing: Newspapers                                 2,144,048         0.2
Metal Fabrications                                     2,082,440         0.2
Finance/Rental/Leasing                                 1,286,863         0.1
Apparel/Footwear                                         754,357         0.1
                                                    ------------       -------
                                                    $985,631,228*      100.0%
                                                    ============       =======

*  Does not include open forward foreign currency contract with net urealized appreciation of $249.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                        9

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Value Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 19, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 19, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 19, 2007

                                       10

                                                                    Exhibit 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley International
     Value Equity Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 19, 2007

                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       11

                                                                    Exhibit 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley International
     Value Equity Fund;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 19, 2007

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

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